Goodwill And Other Intangible Assets, Net (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 49,227,000	$ 47,023,000	$ 39,440,000
Impairment of long-lived assets	$ 0	$ 3,500,000